Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Net losses increased prior loss reserve	$ 121,275	$ 90,012
Net losses decreased prior loss reserve	27,518	23,057
Reinsurance book	3,315	2,227
Short-Tail Business [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Reinsurance book	19,556	8,116
Long-Tail Business [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Reinsurance book	$ 4,647	$ 17,168